UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2013

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 1.3%
Hyundai Motor Co.	2,242	$422,077
Toyota Motor Corp.	23,600	1,126,513

Total Automobiles		1,548,590

Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc.	40,600	1,329,244

Media - 4.2%
Comcast Corp., Class A Shares	23,200	883,456
ITV PLC	583,466	1,062,333
Naspers Ltd.	4,766	308,409
Rightmove PLC	15,925	423,308
Time Warner Cable Inc.	16,100	1,438,374
WPP PLC	64,381	1,012,404

Total Media		5,128,284

Multiline Retail - 1.4%
Macy’s Inc.	19,800	782,298
Next PLC	9,968	641,539
Target Corp.	3,600	217,476

Total Multiline Retail		1,641,313

Specialty Retail - 1.1%
Nitori Co., Ltd.	2,850	217,852
PetSmart Inc.	3,400	222,394
TJX Cos. Inc.	19,400	876,492

Total Specialty Retail		1,316,738

Textiles, Apparel & Luxury Goods - 0.9%
Christian Dior SA	3,446	602,185
Coach Inc.	10,000	510,000

Total Textiles, Apparel & Luxury Goods		1,112,185

TOTAL CONSUMER DISCRETIONARY		12,076,354

CONSUMER STAPLES - 9.4%
Beverages - 0.7%
Heineken NV	11,401	801,724

Food & Staples Retailing - 4.1%
CVS Caremark Corp.	22,000	1,126,400
Distribuidora Internacional de Alimentacion SA	128,820	952,220
FamilyMart Co., Ltd.	15,800	635,836
Koninklijke Ahold NV	57,864	850,104
Metro Inc., Class A Shares	4,400	273,158
Wal-Mart Stores Inc.	16,800	1,175,160

Total Food & Staples Retailing		5,012,878

Food Products - 1.1%
Suedzucker AG	29,669	1,269,770

Household Products - 1.9%
Kimberly-Clark Corp.	11,600	1,038,316
Procter & Gamble Co.	16,800	1,262,688

Total Household Products		2,301,004

Tobacco - 1.6%
Altria Group Inc.	10,200	343,536
Imperial Tobacco Group PLC	23,628	878,766
Japan Tobacco Inc.	24,000	747,203

Total Tobacco		1,969,505

TOTAL CONSUMER STAPLES		11,354,881

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
ENERGY - 11.1%
Energy Equipment & Services - 1.7%
Petroleum Geo-Services ASA	48,400	$858,511
Polarcus Ltd.	288,343	364,196	*
ShawCor Ltd., Class A Shares	12,200	490,495
TGS Nopec Geophysical Co. ASA	10,186	380,374

Total Energy Equipment & Services		2,093,576

Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd.	21,100	637,189
Eni SpA	38,547	967,751
Exxon Mobil Corp.	27,125	2,440,436
JX Holdings Inc.	42,900	253,333
Phillips 66	14,350	869,180
Royal Dutch Shell PLC, Class B Shares	62,915	2,289,026
Suncor Energy Inc.	25,100	853,108
Total SA	18,384	996,725
Valero Energy Corp.	46,300	2,024,699

Total Oil, Gas & Consumable Fuels		11,331,447

TOTAL ENERGY		13,425,023

FINANCIALS - 21.8%
Commercial Banks - 11.1%
Agricultural Bank of China Ltd., Class H Shares	470,000	255,138
Axis Bank Ltd., GDR	13,148	372,483
Bank of China Ltd.	1,369,000	676,080
Bank of Hawaii Corp.	10,100	485,709
Bank of Montreal	3,800	239,986
Bank of Nova Scotia	11,400	670,353
China Construction Bank Corp., Class H Shares	505,000	435,625
HSBC Holdings PLC	47,167	536,141
ICICI Bank Ltd., ADR	12,800	586,240
Industrial & Commercial Bank of China Ltd., Class H Shares	449,000	338,108
Kasikornbank Public Co., Ltd., NVDR	99,400	661,667
Mizuho Financial Group Inc.	645,500	1,291,776
National Bank of Canada	8,200	652,120
Nordea Bank AB	63,685	702,675
Oversea-Chinese Banking Corp. Ltd.	103,000	813,913
Royal Bank of Canada	13,600	847,034
Sumitomo Mitsui Financial Group Inc.	23,600	947,149
Turkiye Is Bankasi, Class C Shares	208,234	769,593
U.S. Bancorp	30,600	1,012,860
Wells Fargo & Co.	31,100	1,083,213

Total Commercial Banks		13,377,863

Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	28,900	1,359,745

Insurance - 9.6%
Admiral Group PLC	22,636	439,066
AFLAC Inc.	26,500	1,406,090
Allianz AG, Registered Shares	7,524	1,076,265
Allied World Assurance Co. Holdings AG	2,900	246,007
Allstate Corp.	27,300	1,198,470
American Financial Group Inc.	8,800	374,528
Assurant Inc.	8,300	317,392
AXA SA	48,324	894,980
Hannover Rueckversicherung AG	12,298	992,877
HCC Insurance Holdings Inc.	7,400	286,232
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,546,495
Prudential Financial Inc.	7,300	422,524
Prudential PLC	43,528	661,359
Swiss Re AG	13,078	973,611	*
T&D Holdings Inc.	42,600	525,949

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Insurance - 9.6% (continued)
Validus Holdings Ltd.	8,500	$309,485

Total Insurance		11,671,330

TOTAL FINANCIALS		26,408,938

HEALTH CARE - 9.7%
Biotechnology - 1.6%
Amgen Inc.	8,200	700,772
Celgene Corp.	12,200	1,207,312	*

Total Biotechnology		1,908,084

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	14,000	474,320
Baxter International Inc.	5,800	393,472

Total Health Care Equipment & Supplies		867,792

Health Care Providers & Services - 3.3%
Aetna Inc.	15,900	766,857
LifePoint Hospitals Inc.	13,600	594,456	*
McKesson Corp.	12,900	1,357,467
Suzuken Co., Ltd.	7,600	232,874
UnitedHealth Group Inc.	20,400	1,126,284

Total Health Care Providers & Services		4,077,938

Pharmaceuticals - 4.1%
AbbVie Inc.	14,000	513,660
Bayer AG, Registered Shares	4,191	413,589
Novo Nordisk A/S, Class B Shares	7,329	1,348,503
Orion OYJ, Class B Shares	26,193	731,925
Roche Holding AG	6,407	1,417,911
Shire PLC	16,379	548,896

Total Pharmaceuticals		4,974,484

TOTAL HEALTH CARE		11,828,298

INDUSTRIALS - 11.4%
Aerospace & Defense - 5.2%
Alliant Techsystems Inc.	4,700	304,184
BAE Systems PLC	137,143	738,660
Boeing Co.	21,500	1,588,205
Cobham PLC	27,884	93,622
Lockheed Martin Corp.	14,200	1,233,554
Northrop Grumman Corp.	16,000	1,040,640
Raytheon Co.	25,700	1,353,876

Total Aerospace & Defense		6,352,741

Air Freight & Logistics - 1.0%
Deutsche Post AG	24,418	573,412
United Parcel Service Inc., Class B Shares	7,800	618,462

Total Air Freight & Logistics		1,191,874

Airlines - 0.5%
Alaska Air Group Inc.	13,700	631,981	*

Construction & Engineering - 0.3%
Vinci SA	5,651	287,927

Industrial Conglomerates - 0.3%
NWS Holdings Ltd.	215,000	384,235

Machinery - 1.1%
Duerr AG	7,060	691,539
Tata Motors Ltd., ADR	22,050	609,242

Total Machinery		1,300,781

Marine - 0.5%
AP Moller - Maersk A/S	79	630,884

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Road & Rail - 1.7%
Central Japan Railway Co.	7,300	$638,635
East Japan Railway Co.	21,500	1,453,005

Total Road & Rail		2,091,640

Trading Companies & Distributors - 0.8%
Itochu Corp.	55,300	625,296
Sumitomo Corp.	29,600	382,604

Total Trading Companies & Distributors		1,007,900

TOTAL INDUSTRIALS		13,879,963

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.0%
Brocade Communications Systems Inc.	150,500	860,860	*
Cisco Systems Inc.	112,300	2,310,011
QUALCOMM Inc.	4,500	297,135
Riverbed Technolgoy Inc.	12,800	248,320	*

Total Communications Equipment		3,716,326

Computers & Peripherals - 2.7%
Apple Inc.	5,500	2,504,205
Western Digital Corp.	16,300	766,100

Total Computers & Peripherals		3,270,305

Electronic Equipment, Instruments & Components - 0.1%
Avnet Inc.	3,100	109,616	*

Internet Software & Services - 1.0%
AOL Inc.	26,400	809,160	*
Google Inc., Class A Shares	500	377,845	*

Total Internet Software & Services		1,187,005

IT Services - 2.1%
Accenture PLC, Class A Shares	14,500	1,042,405
Computer Sciences Corp.	11,000	459,800
Total System Services Inc.	29,600	688,200
Western Union Co.	22,800	324,444

Total IT Services		2,514,849

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	48,700	1,024,648

Software - 3.1%
Microsoft Corp.	38,400	1,054,848
Oracle Corp.	64,300	2,283,293
Symantec Corp.	19,000	413,630	*

Total Software		3,751,771

TOTAL INFORMATION TECHNOLOGY		15,574,520

MATERIALS - 6.7%
Chemicals - 4.6%
Air Water Inc.	18,000	230,105
BASF SE	17,213	1,744,941
CF Industries Holdings Inc.	1,600	366,672
Daicel Corp.	49,000	342,402
Monsanto Co.	6,900	699,315
Nissan Chemical Industries Ltd.	34,500	416,890
Syngenta AG	3,275	1,413,931
Yara International ASA	6,593	351,802

Total Chemicals		5,566,058

Metals & Mining - 1.4%
BHP Billiton PLC	20,543	702,777
Grupo Mexico SA de CV, Series B Shares	213,246	793,303

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Metals & Mining - 1.4% (continued)
Nevsun Resources Ltd.	67,400	$285,170

Total Metals & Mining		1,781,250

Paper & Forest Products - 0.7%
Mondi PLC	70,919	840,207

TOTAL MATERIALS		8,187,515

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
Nippon Telegraph & Telephone Corp.	16,500	691,071

Wireless Telecommunication Services - 2.2%
America Movil SAB de CV, Series L Shares, ADR	31,100	782,476
KDDI Corp.	18,000	1,338,509
Softbank Corp.	15,600	556,138

Total Wireless Telecommunication Services		2,677,123

TOTAL TELECOMMUNICATION SERVICES		3,368,194

UTILITIES - 1.9%
Electric Utilities - 0.7%
Enel SpA	177,601	774,564

Multi-Utilities - 1.2%
Centrica PLC	52,729	292,866
GDF Suez	58,094	1,191,878

Total Multi-Utilities		1,484,744

TOTAL UTILITIES		2,259,308

TOTAL COMMON STOCKS (Cost - $101,303,385)		118,362,994

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Itau Unibanco Holding SA	24,300	419,165

MATERIALS - 0.5%
Metals & Mining - 0.5%
Metalurgica Gerdau SA	51,600	577,580

TOTAL PREFERRED STOCKS (Cost - $899,170)		996,745

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,202,555)		119,359,739

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $4,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $4,080) (Cost - $4,000)	0.130%	2/1/13	$4,000	4,000

TOTAL INVESTMENTS - 98.4% (Cost - $102,206,555#)				119,363,739
Other Assets in Excess of Liabilities - 1.6%				1,986,412

TOTAL NET ASSETS - 100.0%				$121,350,151

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

Summary of Investments by Country**

United States	45.2%
Japan	10.6
United Kingdom	8.0
Germany	7.0
Canada	4.1
Switzerland	3.4
France	3.3
Denmark	1.7
Italy	1.5
China	1.4
Netherlands	1.4
Norway	1.3
Mexico	1.3
India	1.3
Jersey	1.3
Ireland	0.9
Brazil	0.8
Spain	0.8
Singapore	0.7
Turkey	0.6
Finland	0.6
Sweden	0.6
Bermuda	0.6
Thailand	0.6
South Korea	0.4
Cayman Islands	0.3
South Africa	0.3
Short - Term Investments	0.0 †

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2013 and are subject to change.

†	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$118,362,994	—	—	$118,362,994
Preferred stocks	996,745	—	—	996,745

Total long-term investments	$119,359,739	—	—	$119,359,739

Short-term investments†	—	$4,000	—	4,000

Total investments	$119,359,739	$4,000	—	$119,363,739

Other financial instruments:
Forward foreign currency contracts	—	$64,940	—	64,940

Total	$119,359,739	$68,940	—	$119,428,679

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency

Notes to Schedule of Investments (unaudited) (continued)

contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of January 31, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,237,557
Gross unrealized depreciation	(1,080,373)

Net unrealized appreciation	$17,157,184

At January 31, 2013, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Sell:
Japanese Yen	State Street Bank & Trust Co.	120,626,000	$1,319,195	2/14/13	$64,940

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2013.

Forward Foreign Currency Contracts
Primary Underlying Risk	Unrealized Appreciation
Foreign Exchange Risk	$64,940

During the period ended January 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to sell)	$1,233,739

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013